Segment information (Details)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses revenue and Adjusted EBITA to assess performance for each segment and allocate resources for each segment in the annual budget and forecasting process.